Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Current Assets:
Cash and Cash Equivalents	$ 132,984	$ 43,336
Restricted Cash and Cash Equivalents	32,100	34,800
Accounts Receivable (Net of Allowances for Doubtful Accounts of $109 at February 1, 2014, and $81 at February 2, 2013)	35,678	41,734
Merchandise Inventories	720,052	680,190
Deferred Tax Assets	13,475	6,133
Prepaid and Other Current Assets	77,708	66,243
Prepaid Income Taxes	4,523	7,218
Total Current Assets	1,016,520	879,654
Property and Equipment-Net of Accumulated Depreciation and Amortization	902,657	878,305
Tradenames	238,000	238,000
Favorable Leases-Net of Accumulated Amortization	292,553	322,081
Goodwill	47,064	47,064
Other Assets	124,298	112,978
Total Assets	2,621,092	2,478,082
Current Liabilities:
Accounts Payable	542,987	500,406
Other Current Liabilities	301,803	238,865
Current Maturities of Long Term Debt	59,026	784
Total Current Liabilities	903,816	740,055
Long Term Debt	1,369,159	1,335,532
Other Liabilities	255,877	229,425
Deferred Tax Liabilities	242,708	253,339
Commitments and Contingencies (Notes 9, 12, 13, 16, 18 and 21)
Common Stock, Class L (Notes 10 and 11)		1,029,189
Stockholders' Deficit:
Preferred Stock, $0.0001 Par Value: Authorized: 50,000,000 shares; no shares issued and outstanding
Common Stock, $0.0001 Par Value; Authorized: 500,000,000 shares and 568,416,244 shares at February 1, 2014 and February 2, 2013, respectively; Issued: 74,218,275 shares and 517,979,682 shares at February 1, 2014 and February 2, 2013, respectively; Outstanding: 73,686,524 shares and 513,167,094 shares at February 1, 2014 and February 2, 2013, respectively	7	47
Additional Paid-in Capital	1,346,259
Accumulated Deficit	(1,492,409)	(1,109,501)
Treasury Stock, at cost: 531,751 shares and 4,812,588 shares at February 1, 2014 and February 2, 2013, respectively	(4,325)	(4)
Total Stockholders' Deficit	(150,468)	(1,109,458)
Total Liabilities and Stockholders' Deficit	$ 2,621,092	$ 2,478,082